Nature of the Business and Basis of Presentation (Details Narrative) - USD ($) $ in Thousands	1 Months Ended	3 Months Ended
	Apr. 30, 2026	Mar. 31, 2026	Mar. 31, 2025	Dec. 31, 2025	Dec. 31, 2024
Net Income loss		$ 1,310	$ 770
Cash in operations		999
Stockholders' deficit		9,357	$ 24,213	$ 8,267	$ 23,473
Cash balance		$ 642		$ 1,659
Subsequent Event [Member] | Series D Preferred Stock [Member] | Accredited investors [Member]
Number of shares sold	15,000
Proceeds from issuance of convertible notes	$ 34,160,784
Number of warrant purchase	17,080,392
Gross proceeds	$ 15,000
Net proceeds	$ 13,838